RELATED PARTY TRANSACTIONS (Loans From Shareholders) - Additional Information (Detail)	1 Months Ended	12 Months Ended					12 Months Ended
	Nov. 29, 2011 USD ($)	Dec. 31, 2011 Melco [Member]	Nov. 29, 2011 Melco [Member] USD ($)	Nov. 29, 2011 Melco [Member] HKD	Dec. 31, 2011 Melco [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Melco [Member] Maximum [Member] HKD	Dec. 31, 2011 Crown [Member]	Nov. 29, 2011 Crown [Member] USD ($)	Nov. 29, 2011 Crown [Member] HKD	Dec. 31, 2011 Crown [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Crown [Member] Maximum [Member] HKD
Related Party Transaction [Line Items]
Outstanding loan balance due			$ 51,231,000	398,577,752	$ 74,367,000	578,577,752		$ 64,416,000	501,157,031	$ 64,416,000	501,157,031
Outstanding loan interest rate during the period from May 16, 2008 to May 15, 2009		3-month HIBOR plus 1.5%
Outstanding loan interest rate of the shareholder except the period from May 16, 2008 to May 15, 2009		3-month HIBOR
Outstanding loan interest rate							3-month HIBOR
Outstanding loan repayable, month		May 2012					May 2012
Outstanding loan balances transferred by novation			$ 23,136,000	180,000,000
Ordinary shares issued upon shareholder loan conversion	40,211,930
Conversion price per share	$ 2.87